Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
34. Investments in associates and joint ventures
Investments in associates and joint ventures
	2020			2019
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted (Group)	24	-	24	30	265	295

Summarised financial information, equity accounted associates and joint ventures

Summarised financial information for the Barclays Bank Group’s equity accounted associates and joint ventures is set out below. The amounts shown are the Barclays Bank Group’s share of the net income of the investees for the year ended 31 December 2020, with the exception of certain undertakings for which the amounts are based on accounts made up to dates not earlier than three months before the balance sheet date.

	Associates		Joint ventures
	2020	2019	2020	2019
	£m	£m	£m	£m
Profit/(loss) from continuing operations	(1)	19	2	43
Other comprehensive income / (expenses)	(3)	-	-	2
Total comprehensive income/(loss) from continuing operations	(4)	19	2	45